Leases - Schedule of Maturities Lease Liabilities Under Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 63
2022	47
2023	8
Total future lease payments	118
Less imputed interest	(11)
Total lease liability balance	$ 107